Accumulated Other Comprehensive Income, Accumulated Other Comprehensive Income Balances, Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	$ 568,161	$ 538,257	$ 489,871	[1]
Other comprehensive income (loss) - before reclassifications	410	8,999	15,119
Amount reclassified from accumulated other comprehensive income	(199)	(1,524)	(349)
Other comprehensive income, net of tax	211	7,475	14,770
Balance	601,128	568,161	538,257
Accumulated Other Comprehensive Income (Loss), net of tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	11,936	4,461	(10,309)	[1]
Other comprehensive income, net of tax	211	7,475	14,770
Balance	12,147	11,936	4,461
Net unrealized holding gain (loss) on securities available for sale, net of tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	7,186	286	(10,416)
Other comprehensive income (loss) - before reclassifications	(7,212)	7,755	10,702
Amount reclassified from accumulated other comprehensive income	0	(855)	0
Other comprehensive income, net of tax	(7,212)	6,900	10,702
Balance	(26)	7,186	286
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	6,084	4,840	423
Other comprehensive income (loss) - before reclassifications	7,622	1,244	4,417
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income, net of tax	7,622	1,244	4,417
Balance	13,706	6,084	4,840
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(1,334)	(665)	(316)
Other comprehensive income (loss) - before reclassifications		0	0
Amount reclassified from accumulated other comprehensive income	(199)	(669)	(349)
Other comprehensive income, net of tax	(199)	(669)	(349)
Balance	$ (1,533)	$ (1,334)	$ (665)

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.